Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of valuation assumptions

	For the Year Ended December 31,
	2019	2020	2021
Expected volatility	49.6%-52.1%	50.1%-55.0%	53.0%-53.5%
Weighted average volatility	50.8%	51.9%	53.2%
Expected dividends	—	—	—
Risk-free rate	1.4%-2.4%	0.4%-0.7%	0.9%-1.4%
Contractual term (in years)	6	6-7	6-7

Schedule of share options activities

	Employees	Senior Management	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)

Outstanding at January 1, 2019	7,641	4,235	438	12,314	0.0001	4.46	1,233,028
Granted	2,464	730	—	3,194	0.0001
Exercised	(1,352)	(710)	(193)	(2,255)	0.0001
Forfeited	(479)	(600)	—	(1,079)	0.0001

Outstanding at December 31, 2019	8,274	3,655	245	12,174	0.0001	4.13	1,581,408

Outstanding at January 1, 2020	8,274	3,655	245	12,174	0.0001	4.13	1,581,408
Granted	6,966	8,700	50	15,716	2.9007
Exercised	(2,784)	(1,643)	(65)	(4,492)	0.0001
Forfeited	(1,101)	—	—	(1,101)	0.4234

Outstanding at December 31, 2020	11,355	10,712	230	22,297	2.0236	5.41	12,177,047

Outstanding at January 1, 2021	11,355	10,712	230	22,297	2.0236	5.41	12,177,047
Granted	3,927	—	21	3,948	0.0001
Exercised	(2,094)	(1,101)	(68)	(3,263)	0.0001
Forfeited	(472)	—	—	(472)	0.0001

Outstanding at December 31, 2021	12,716	9,611	183	22,510	2.0010	5.01	6,372,503

Exercisable at December 31, 2021	952	950	150	2,052	0.0001	3.99	606,974